Regulatory Assets and Liabilities (FAM Roll Forward) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Fuel Adjustment Mechanism [Roll Forward]
Beginning balance	$ 80.0
Over Under Recovery Of Current Period Fuel Costs	0.0	$ 29.0
Recovery From Rebate	0.0	12.0
Regulated fixed cost deferral related to 2015 demand side management	0.0	0.0
Interest On Fuel Adjustment Mechanism Balance	0.0	61.0
Ending balance	138.0	80.0
Regulatory Assets, Current	138.0	80.0	$ 138.0	$ 80.0
Regulatory Liability, Current			226.0	362.0
Regulatory Liability, Noncurrent			2,242.0	$ 1,277.0
FAM [Member]
Fuel Adjustment Mechanism [Roll Forward]
Beginning balance		(28.0)
Over Under Recovery Of Current Period Fuel Costs	(29.0)	(29.0)
Recovery From Rebate	(12.0)	(12.0)
Fuel Adjustment Mechanism Audit Disallowance	0.0	0.0
Non Fuel Revenues To Offset Potential Fuel Related Rate Increase	(5.0)	(27.0)
Interest On Fuel Adjustment Mechanism Balance	(5.0)	1.0
Ending balance	(160.0)
Regulatory Assets, Current	$ (160.0)	$ (28.0)	$ (160.0)